EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Investments
Income (Loss) from Equity Investments	$ 1,558	$ 1,310	$ 999
Equity Investments	$ 10,636	9,240
TQM | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%
Income (Loss) from Equity Investments	$ 17	17	17
Equity Investments	$ 160	166
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage	35.00%
Income (Loss) from Equity Investments	$ 17	203	1
Equity Investments	$ 1,006	294
Northern Border | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%
Income (Loss) from Equity Investments	$ 130	101	92
Equity Investments	$ 647	599
Millennium | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	47.50%
Income (Loss) from Equity Investments	$ 95	109	103
Equity Investments	$ (21)	476
Iroquois | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%
Income (Loss) from Equity Investments	$ 100	98	77
Equity Investments	221	227
Other | U.S. Natural Gas Pipelines
Equity Investments
Income (Loss) from Equity Investments	16	16	20
Equity Investments	135	120
Other | Power and Energy Solutions
Equity Investments
Income (Loss) from Equity Investments	0	(2)	2
Equity Investments	$ 42	38
Sur de Texas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage	60.00%
Income (Loss) from Equity Investments	$ 283	78	150
Equity Investments	$ 1,403	1,078
Bruce Power | Power and Energy Solutions
Equity Investments
Ownership interest percentage	48.30%
Income (Loss) from Equity Investments	$ 900	690	$ 537
Equity Investments	$ 7,043	$ 6,242